Annual Total Returns[BarChart] - PSF Natural Resources Portfolio - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(19.03%)	(2.47%)	10.23%	(19.47%)	(28.57%)	25.36%	(0.19%)	(18.07%)	10.69%	12.28%